LONG SERVICE AWARDS ("LSA") PROVISIONS	12 Months Ended
Dec. 31, 2021
LONG SERVICE AWARDS ("LSA") PROVISIONS
LONG SERVICE AWARDS ("LSA") PROVISIONS

31.        LONG SERVICE AWARDS ("LSA") PROVISIONS

Telkomsel and Telkomsat provide certain cash awards or certain number of days leave benefits to their employees based on the employees’ length of service requirements, including LSA and Long Service Leaves ("LSL"). LSA are either paid at the time the employees reach certain years of employment, or at the time of termination. LSL are either certain number of days leave benefit or cash, subject to approval by management, provided to employees who meet the requisite number of years of service and reach a certain minimum age.

The obligation with respect to these awards which was determined based on an actuarial valuation using the Projected Unit Credit method amounted to Rp1,254 billion and Rp1,206 billion as of December 31, 2020 and 2021, respectively. The related benefit costs charged to expense amounted to Rp290 billion, Rp290 billion and Rp153 billion for the years ended December 31, 2019, 2020 and 2021, respectively (Note 26).